Details of Significant Accounts (Details) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jan. 01, 2023
Details of Significant Accounts [Line Items]
Receivables from contracts with customers	$ 4,714	$ 4,194	$ 5,522	$ 6,407
Additions to right-of-use assets	6,713	11,246
Cash outflow for leases	$ 5,081	5,284
Monthly contribution to pension accounts, percentage	6.00%
Legal reserve, percentage of profit	10.00%
Percentage in excess of issued capital permitted for distribution	25.00%
Minimum [Member]
Details of Significant Accounts [Line Items]
Rental contracts, period	2 years
Percentage of profit distributable as employee compensation	1.00%
Maximum [Member]
Details of Significant Accounts [Line Items]
Rental contracts, period	5 years
Percentage of profit distributable as employee compensation	15.00%
Pension Costs [Member]
Details of Significant Accounts [Line Items]
Pension costs under defined contribution plans	$ 1,224	$ 1,025
Ordinary Stock [Member]
Details of Significant Accounts [Line Items]
Authorized capital, value	$ 1,000,000
Number of shares authorized (in Shares)	1,000
Paid-in capital, value	$ 281,510
Par value per share (in New Dollars per share)	$ 10